CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 87,418,906	$ 37,193,010
Due from related parties, current	$ 7,431,696	$ 6,072,800
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accounts receivable trade, net	$ 69,900	$ 416,300
Inventories	200,395	194,981
Prepaid expenses and other assets	548,774	291,832
Investment in equity securities, current	209,486	226,566
Loan to related party, current	$ 0	$ 10,364,205
Financing Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accrued charter revenue	$ 9,113	$ 19,590
Current assets of discontinued operations	416,159	495,003
Total current assets	96,304,429	55,274,287
NON-CURRENT ASSETS:
Vessels, net	96,180,562	72,767,793
Due from related parties, non-current	$ 1,341,549	$ 1,590,501
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Prepaid expenses and other assets, non-current	$ 0	$ 357,769
Deferred charges, net	1,835,981	1,081,481
Investment in equity securities, non-current	5,647,853	4,647,853
Investment in related party	127,118,569	100,687,500
Investment in debt securities	2,918,353	0
Loan to related party, non-current	$ 0	$ 90,000,000
Financing Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total non-current assets	$ 235,042,867	$ 271,132,897
Total assets	331,347,296	326,407,184
CURRENT LIABILITIES:
Due to related parties	$ 299,444	$ 338,333
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accounts payable	$ 1,127,638	$ 770,826
Deferred revenue	768,785	984,000
Accrued liabilities	848,998	982,636
Dividend payable	37,578,641	0
Current liabilities of discontinued operations	1,315,502	1,619,763
Total current liabilities	41,939,008	4,695,558
NON-CURRENT LIABILITIES:
Total non-current liabilities	0	0
Commitments and contingencies
MEZZANINE EQUITY:
Mezzanine equity	125,809,233	122,665,819
SHAREHOLDERS' EQUITY:
Common shares, $0.001 par value: 3,900,000,000 shares authorized; 19,093,853 and 21,473,509 shares issued and outstanding as of December 31, 2024, and December 31, 2025, respectively	21,474	19,094
Preferred shares, $0.001 par value: 100,000,000 shares authorized; Series B preferred shares: 40,000 shares issued and outstanding as of December 31, 2024, and December 31, 2025, respectively	40	40
Additional paid-in capital	59,304,814	58,605,224
Retained Earnings	104,272,727	140,421,449
Total shareholders' equity	163,599,055	199,045,807
Total liabilities, mezzanine equity and shareholders' equity	331,347,296	326,407,184
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
MEZZANINE EQUITY:
Mezzanine equity	125,809,233	$ 122,665,819
SHAREHOLDERS' EQUITY:
Retained Earnings	$ 0